Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	692,954	2,916,456
Weighted-average exercise price	$ 144.13	$ 102.51